Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 648,862,000
Previously Paid Amount	0.00
Total Fee Amount	70,533.30
Total Offset Amount	0
Net Fee	$ 70,533.30
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A